Warrants payable (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 21, 2017	Mar. 21, 2017	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 09, 2021	Oct. 05, 2020	Dec. 31, 2017	Nov. 30, 2016	Sep. 30, 2015
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights (in shares)											122,052	139,629
Exercise price of warrants (in dollars per share)									$ 0.10		$ 3.45	$ 2.61
Change in fair value of warrants expense			$ (115,152)	$ 20,029	$ (66,146)	$ 31,903	$ 80,328	$ 2,909
Common stock
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights (in shares)													2,100,000
Exercise price of warrants (in dollars per share)													$ 1.04
Additional shares of warrants (in shares)													2,100,000
Common stock | Previously Reported
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights (in shares)													4,342,956
Exercise price of warrants (in dollars per share)													$ 0.5039
Additional shares of warrants (in shares)													4,342,956
Series D Preferred stock
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights (in shares)	1,266,284	1,266,284
Exercise price of warrants (in dollars per share)	$ 9.38	$ 9.38
Change in fair value of warrants expense		$ 1,200
Series D Preferred stock | Previously Reported
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights (in shares)	2,618,770	2,618,770
Exercise price of warrants (in dollars per share)	$ 4.5346	$ 4.5346								$ 0
Change in fair value of warrants expense	$ 1,200